American Funds® International Vantage Fund
Investment portfolio
January 31, 2023
unaudited

Common stocks 90.23% Information technology 16.25%	Shares	Value (000)
ASML Holding NV	55,143	$36,519
Keyence Corp.	49,520	22,875
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	233,093	21,615
Hamamatsu Photonics KK	368,100	19,652
SAP SE	149,622	17,610
STMicroelectronics NV	332,026	15,690
OBIC Co., Ltd.	78,100	12,496
Amadeus IT Group SA, Class A, non-registered shares[1]	197,371	12,416
Fujitsu, Ltd.	42,600	6,101
Adyen NV1	3,603	5,447
Capgemini SE	28,400	5,386
Nokia Corp.	933,737	4,450
Worldline SA, non-registered shares[1]	95,814	4,341
Shopify, Inc., Class A, subordinate voting shares[1]	83,460	4,112
Tokyo Electron, Ltd.	10,800	3,790
Nice, Ltd. (ADR)[1]	17,350	3,599
Dye & Durham, Ltd.	222,112	3,552
Reply SpA	20,125	2,618
Dassault Systemes SE	45,304	1,684
Atlassian Corp., Class A1	8,100	1,309
		205,262
Industrials 14.57%
Safran SA	191,637	27,519
ABB, Ltd.	523,814	18,240
TFI International, Inc. (CAD denominated)	152,037	16,933
Airbus SE, non-registered shares	128,067	16,047
SMC Corp.	30,600	15,556
RELX PLC	372,186	11,062
MTU Aero Engines AG	36,684	9,135
Epiroc AB, Class A	467,705	9,099
DSV A/S	53,009	8,754
DKSH Holding AG	80,890	6,895
Daikin Industries, Ltd.	38,400	6,686
Recruit Holdings Co., Ltd.	186,800	5,996
Marubeni Corp.	455,800	5,587
Jardine Matheson Holdings, Ltd.	102,100	5,419
Hitachi, Ltd.	94,300	4,952
Azelis Group NV	140,137	3,779
BAE Systems PLC	297,877	3,148
ASSA ABLOY AB, Class B	119,210	2,810
Nidec Corp.	43,900	2,429
Ryanair Holdings PLC (ADR)[1]	24,214	2,192
Japan Airlines Co., Ltd.	81,700	1,732
		183,970
American Funds International Vantage Fund — Page 1 of 6

unaudited
Common stocks (continued) Health care 13.80%	Shares	Value (000)
Novo Nordisk A/S, Class B	337,927	$46,797
AstraZeneca PLC	266,805	34,908
EssilorLuxottica	117,370	21,477
Genmab A/S1	48,061	18,800
BeiGene, Ltd. (ADR)[1]	47,550	12,173
Straumann Holding AG	77,090	10,093
Daiichi Sankyo Company, Ltd.	276,600	8,693
Roche Holding AG, nonvoting non-registered shares	18,823	5,883
Lonza Group AG	7,606	4,342
Innovent Biologics, Inc.[1]	730,000	3,987
Terumo Corp.	108,000	3,136
Shionogi & Co., Ltd.	36,900	1,762
HOYA Corp.	14,200	1,564
Asahi Intecc Co., Ltd.	38,600	676
		174,291
Financials 10.67%
AIA Group, Ltd.	2,489,700	28,115
London Stock Exchange Group PLC	254,247	23,294
DBS Group Holdings, Ltd.	597,680	16,362
HDFC Bank, Ltd. (ADR)	211,629	14,255
United Overseas Bank, Ltd.	604,600	13,771
Euronext NV	138,509	11,225
DNB Bank ASA	470,277	8,786
Aon PLC, Class A	20,100	6,405
ING Groep NV	214,800	3,100
Deutsche Boerse AG	14,488	2,589
Partners Group Holding AG	2,627	2,469
UniCredit SpA	125,571	2,447
Hong Kong Exchanges and Clearing, Ltd.	42,500	1,910
		134,728
Consumer staples 10.43%
L’Oréal SA, non-registered shares	45,448	18,774
Nestlé SA	150,245	18,335
British American Tobacco PLC	478,403	18,296
Carlsberg A/S, Class B	121,772	17,229
Anheuser-Busch InBev SA/NV	261,920	15,767
Reckitt Benckiser Group PLC	162,518	11,573
Danone SA	197,633	10,816
Pernod Ricard SA	36,884	7,631
Uni-Charm Corp.	145,400	5,553
Imperial Brands PLC	193,895	4,861
Diageo PLC	41,300	1,794
Unilever PLC (GBP denominated)	22,300	1,139
		131,768
Consumer discretionary 9.05%
Kering SA	32,460	20,265
Industria de Diseño Textil, SA	578,414	18,063
Hermès International	9,549	17,896
LVMH Moët Hennessy-Louis Vuitton SE	19,225	16,795
MercadoLibre, Inc.[1]	11,178	13,209
adidas AG	62,331	9,991
Nitori Holdings Co., Ltd.	52,400	6,946
American Funds International Vantage Fund — Page 2 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cie. Financière Richemont SA, Class A	29,708	$4,580
B&M European Value Retail SA	769,021	4,264
Oriental Land Co., Ltd.	10,700	1,780
Meituan, Class B1	23,130	515
		114,304
Materials 5.38%
Sika AG	47,382	13,490
Air Liquide SA, non-registered shares	79,192	12,620
Givaudan SA	3,791	12,305
Shin-Etsu Chemical Co., Ltd.	80,200	11,945
BHP Group, Ltd. (CDI)	162,515	5,685
Sociedad Química y Minera de Chile SA, Class B (ADR)	57,483	5,607
Asahi Kasei Corp.	628,500	4,769
Kansai Paint Co., Ltd.	110,120	1,551
		67,972
Communication services 3.75%
Tencent Holdings, Ltd.	231,300	11,274
Koninklijke KPN NV	3,032,681	10,361
Nippon Telegraph and Telephone Corp.	327,600	9,810
Singapore Telecommunications, Ltd.	3,638,700	6,973
NetEase, Inc.	189,900	3,360
América Móvil, SAB de CV, Series L (ADR)	137,356	2,875
Viaplay Group AB, Class B1	75,170	1,859
Adevinta ASA[1]	85,089	728
Sitios Latinoamerica, SAB de CV, Class B1[1]	137,356	63
		47,303
Energy 3.23%
TotalEnergies SE	489,702	30,424
Galp Energia, SGPS, SA, Class B	289,795	3,964
BP PLC	541,422	3,276
INPEX Corp.	285,300	3,144
		40,808
Utilities 2.57%
Engie SA	777,366	11,059
Iberdrola, SA, non-registered shares	844,985	9,881
Enel SpA	866,328	5,100
Ørsted AS	42,363	3,776
National Grid PLC	207,079	2,634
		32,450
Real estate 0.53%
Link REIT	522,900	4,207
Altus Group, Ltd.	57,124	2,444
		6,651
Total common stocks (cost: $749,189,000)		1,139,507
American Funds International Vantage Fund — Page 3 of 6

unaudited
Rights & warrants 0.02% Consumer discretionary 0.02%	Shares	Value (000)
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	147,960	$172
Total rights & warrants (cost: $0)		172
Short-term securities 9.81% Money market investments 9.81%
Capital Group Central Cash Fund 4.46%[2,3]	1,238,887	123,876
Total short-term securities (cost: $123,864,000)		123,876
Total investment securities 100.06% (cost: $873,053,000)		1,263,555
Other assets less liabilities (0.06)%		(710)
Net assets 100.00%		$1,262,845
Investments in affiliates3

	Value of affiliate at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 1/31/2023 (000)	Dividend income (000)
Short-term securities 9.81%
Money market investments 9.81%
Capital Group Central Cash Fund 4.46%[2]	$135,022	$54,479	$65,640	$(1)	$16	$123,876	$1,270

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 1/31/2023.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds International Vantage Fund — Page 4 of 6

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of January 31, 2023 (dollars in thousands):
American Funds International Vantage Fund — Page 5 of 6

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$34,187	$171,075	$—	$205,262
Industrials	19,125	164,845	—	183,970
Health care	12,173	162,118	—	174,291
Financials	20,660	114,068	—	134,728
Consumer staples	—	131,768	—	131,768
Consumer discretionary	13,209	101,095	—	114,304
Materials	5,607	62,365	—	67,972
Communication services	2,938	44,365	—	47,303
Energy	—	40,808	—	40,808
Utilities	—	32,450	—	32,450
Real estate	2,444	4,207	—	6,651
Rights & warrants	172	—	—	172
Short-term securities	123,876	—	—	123,876
Total	$234,391	$1,029,164	$—	$1,263,555

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-123-0323O-S89740
American Funds International Vantage Fund — Page 6 of 6